LEASE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Lease
SCHEDULE OF OPERATING LEASE COSTS
	For the six months ended June 30,
	2025	2026
	US$	US$
Operating leases expense	-	13,082
Short-term lease expense	-	9,253
Total	-	22,335

	For the years ended December 31,
	2024	2025
	US$	US$
Operating leases expense	-	10,942
Short-term lease expense	-	3,079
Total	-	14,021

SCHEDULE OF BALANCE SHEET INFORMATION RELATED TO LEASES

The balances for the operating leases where the Group is the lessee were presented as follows:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Operating lease right-of-use assets	41,787	27,387

Operating lease liabilities, current	25,787	26,660
Operating lease liabilities, non-current	15,909	2,285
Total operating lease liabilities	41,696	28,945

The balances for the operating leases where the Group is the lessee were presented as follows:

	As of December 31,
	2024	2025
	US$	US$
Operating lease right-of-use assets	-	41,787

Operating lease liabilities, current	-	25,787
Operating lease liabilities, non-current	-	15,909
Total operating lease liabilities	-	41,696

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES

The supplemental cash flow and other information of operating leases were as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Operating cash flows from operating leases	-	12,467

Weighted discount rate for the leases	N/A	5.25%
Weighted average remaining lease term (years)	N/A	1.08

The supplemental cash flow and other information of operating leases were as follows:

	For the years ended December 31,
	2024	2025
	US$	US$
Operating cash flows from operating leases	-	8,843
ROU assets obtained in the exchange for operating lease liabilities	-	51,665

Weighted discount rate for the leases	N/A	5.25%
Weighted average remaining lease term (years)	-	1.58

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS

The Group’ s future minimum lease payments for operating leases as of June 30, 2026 are as follows:

Amount
US$
For the years ended December 31,
Remainder of 2026	13,772
2027	16,067
Total lease payments	29,839
Less: imputed interest	(894)
Total operating lease liabilities, net of interest	28,945

The Group’ s future minimum lease payments for operating leases as of December 31, 2025 are as follows:

Amount
US$
For the years ended December 31,
2026	27,366
2027	16,189
Total lease payments	43,555
Less: imputed interest	(1,859)
Total operating lease liabilities, net of interest	41,696